UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08817

Voya Equity Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
 (Address of principal executive offices) (Zip code)

CT Corporation, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: May 31

Date of reporting period: August 31, 2017

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Large-Cap Growth Fund

Voya Large Cap Value Fund

Voya MidCap Opportunities Fund

Voya Multi-Manager Mid Cap Value Fund

Voya Real Estate Fund

Voya SmallCap Opportunities Fund

Voya SMID Cap Growth Fund

Voya U.S. High Dividend Low Volatility Fund

The schedules are not audited.

Voya Large-Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		Consumer Discretionary: 17.9%
17,845	@	Amazon.com, Inc.	$17,498,807	3.3
82,638	@	Burlington Stores, Inc.	7,200,249	1.4
126,035		Coach, Inc.	5,255,660	1.0
357,107		Comcast Corp. – Class A	14,502,115	2.7
91,923	@	Dish Network Corp. - Class A	5,266,269	1.0
96,478	@	Dollar Tree, Inc.	7,683,508	1.5
66,058		Home Depot, Inc.	9,900,113	1.9
81,723		Marriott International, Inc.	8,464,868	1.6
71,093		McDonald's Corp.	11,372,747	2.1
19,224	@	O'Reilly Automotive, Inc.	3,770,403	0.7
17,213	@	Ulta Beauty, Inc.	3,804,245	0.7
			94,718,984	17.9

		Consumer Staples: 7.1%
58,685		Church & Dwight Co., Inc.	2,944,226	0.5
31,776		Costco Wholesale Corp.	4,980,570	0.9
167,097	@	Monster Beverage Corp.	9,327,355	1.8
109,923		PepsiCo, Inc.	12,721,389	2.4
148,669		Sysco Corp.	7,830,396	1.5
			37,803,936	7.1

		Energy: 0.8%
46,288	@	Diamondback Energy, Inc.	4,202,488	0.8

		Financials: 3.2%
44,474		Ameriprise Financial, Inc.	6,160,093	1.2
105,125		Intercontinental Exchange, Inc.	6,798,434	1.3
80,500		Progressive Corp.	3,741,640	0.7
			16,700,167	3.2

		Health Care: 13.7%
33,966		Becton Dickinson & Co.	6,774,179	1.3
32,136	@	Biogen, Inc.	10,172,972	1.9
350,892	@	Boston Scientific Corp.	9,667,075	1.8
85,349	@	Celgene Corp.	11,857,536	2.2
81,646		Johnson & Johnson	10,807,481	2.1
77,500		UnitedHealth Group, Inc.	15,414,750	2.9
123,278		Zoetis, Inc.	7,729,531	1.5
			72,423,524	13.7

		Industrials: 12.0%
41,420		Ametek, Inc.	2,619,815	0.5
182,967		Delta Air Lines, Inc.	8,634,213	1.6
96,208		Emerson Electric Co.	5,680,120	1.1
68,371		Ingersoll-Rand PLC - Class A	5,838,200	1.1
26,594		Northrop Grumman Corp.	7,239,153	1.4
47,650		Parker Hannifin Corp.	7,666,408	1.4
46,418		Stanley Black & Decker, Inc.	6,684,192	1.3
92,252		Union Pacific Corp.	9,714,136	1.8
120,709		Waste Management, Inc.	9,307,871	1.8
			63,384,108	12.0

		Information Technology: 37.5%
61,099	@	Adobe Systems, Inc.	9,480,121	1.8
20,185	@	Alphabet, Inc. - Class A	19,281,519	3.7
198,729		Apple, Inc.	32,591,556	6.2
75,362	@	Electronic Arts, Inc.	9,156,483	1.7
104,508	@	Facebook, Inc.	17,972,241	3.4
90,680		Fidelity National Information Services, Inc.	8,425,986	1.6
51,778	@	Fiserv, Inc.	6,405,456	1.2
108,232		Mastercard, Inc. - Class A	14,427,326	2.7
56,784		Microchip Technology, Inc.	4,928,851	0.9
464,312		Microsoft Corp.	34,716,608	6.6
30,055		Motorola Solutions, Inc.	2,648,447	0.5
117,302	@	Salesforce.com, Inc.	11,201,168	2.1
44,810		Skyworks Solutions, Inc.	4,721,182	0.9
116,321		Texas Instruments, Inc.	9,633,705	1.8
43,292	@	Vantiv, Inc.	3,060,311	0.6
89,325	@,L	VMware, Inc.	9,656,032	1.8
			198,306,992	37.5

		Materials: 3.5%
89,732	@	Berry Plastics Group, Inc.	5,046,528	0.9
97,843	@	Crown Holdings, Inc.	5,775,672	1.1
116,602		Dow Chemical Co.	7,771,523	1.5
			18,593,723	3.5

		Real Estate: 2.8%
70,830		American Tower Corp.	10,486,381	2.0
9,563		Equinix, Inc.	4,479,405	0.8
			14,965,786	2.8

	Total Common Stock
	(Cost $404,278,670)		521,099,708	98.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.0%
	Securities Lending Collateralcc: 1.8%
2,296,116	Cantor Fitzgerald, Repurchase Agreement dated 08/31/17, 1.13%, due 09/01/17 (Repurchase Amount $2,296,187, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $2,342,038, due 09/25/17-05/20/67)	2,296,116	0.4

Voya Large-Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
2,296,116	Daiwa Capital Markets, Repurchase Agreement dated 08/31/17, 1.10%, due 09/01/17 (Repurchase Amount $2,296,185, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,342,038, due 09/07/17-12/01/51)	$2,296,116	0.4
483,113	JPMorgan Chase & Co., Repurchase Agreement dated 08/31/17, 1.06%, due 09/01/17 (Repurchase Amount $483,127, collateralized by various U.S. Government Securities, 1.125%-1.625%, Market Value plus accrued interest $492,777, due 04/30/20-05/15/26)	483,113	0.1
2,296,116	Merrill Lynch & Co., Inc., Repurchase Agreement dated 08/31/17, 1.08%, due 09/01/17 (Repurchase Amount $2,296,184, collateralized by various U.S. Government Agency Obligations, 2.000%-5.000%, Market Value plus accrued interest $2,342,038, due 08/20/41-08/20/47)	2,296,116	0.5
2,296,116	RBC Dominion Securities Inc., Repurchase Agreement dated 08/31/17, 1.05%, due 09/01/17 (Repurchase Amount $2,296,182, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $2,342,038, due 01/15/18-09/09/49)	2,296,116	0.4
		9,667,577	1.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.2%
11,736,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.910%††
	(Cost $11,736,000)	$11,736,000	2.2

	Total Short-Term Investments
	(Cost $21,403,577)	21,403,577	4.0

	Total Investments in Securities (Cost $425,682,247)	$542,503,285	102.5
	Liabilities in Excess of Other Assets	(13,389,051)	(2.5)
	Net Assets	$529,114,234	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of August 31, 2017.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at August 31, 2017.

Voya Large-Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2017 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2017
Asset Table
Investments, at fair value
Common Stock*	$521,099,708	$–	$–	$521,099,708
Short-Term Investments	11,736,000	9,667,577	–	21,403,577
Total Investments, at fair value	$532,835,708	$9,667,577	$–	$542,503,285

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At August 31, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $428,284,719.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$120,425,114
Gross Unrealized Depreciation	(6,206,548)

Net Unrealized Appreciation	$114,218,566

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.0%
	Consumer Discretionary: 6.3%
260,910	CBS Corp. - Class B	$16,713,895	1.8
370,505	Coach, Inc.	15,450,058	1.7
194,926	@ Dish Network Corp. - Class A	11,167,311	1.2
64,931	Vail Resorts, Inc.	14,801,021	1.6
		58,132,285	6.3

	Consumer Staples: 10.0%
277,485	Coca-Cola Co.	12,639,442	1.4
112,064	Dr Pepper Snapple Group, Inc.	10,203,427	1.1
160,744	Kraft Heinz Co.	12,980,078	1.4
260,821	Philip Morris International, Inc.	30,497,800	3.3
336,273	Wal-Mart Stores, Inc.	26,252,833	2.8
		92,573,580	10.0

	Energy: 9.6%
635,236	Canadian Natural Resources Ltd.	19,577,973	2.1
425,867	Exxon Mobil Corp.	32,506,428	3.5
296,541	Halliburton Co.	11,556,203	1.2
215,487	Royal Dutch Shell PLC - Class A ADR	11,890,573	1.3
220,720	Schlumberger Ltd.	14,017,927	1.5
		89,549,104	9.6

	Financials: 23.8%
213,179	Allstate Corp.	19,292,699	2.1
528,841	Citizens Financial Group, Inc.	17,520,502	1.9
271,882	Comerica, Inc.	18,555,946	2.0
476,599	Hartford Financial Services Group, Inc.	25,769,708	2.8
241,262	Intercontinental Exchange, Inc.	15,602,414	1.7
475,603	JPMorgan Chase & Co.	43,227,557	4.6
1,194,724	Keycorp	20,561,200	2.2
435,076	Lazard Ltd.	18,660,410	2.0
822,965	Wells Fargo & Co.	42,028,823	4.5
		221,219,259	23.8

	Health Care: 13.5%
291,108	AstraZeneca PLC ADR	8,683,751	0.9
208,889	Johnson & Johnson	27,650,637	3.0
231,474	Medtronic PLC	18,661,434	2.0
380,359	Merck & Co., Inc.	24,289,726	2.6
1,028,165	Pfizer, Inc.	34,875,357	3.8
56,059	UnitedHealth Group, Inc.	11,150,135	1.2
		125,311,040	13.5

	Industrials: 7.5%
80,129	Deere & Co.	9,289,355	1.0
80,017	General Dynamics Corp.	16,111,423	1.7
76,169	Rockwell Automation, Inc.	12,496,286	1.4
263,828	Timken Co.	11,832,686	1.3
53,989	@ WABCO Holdings, Inc.	7,753,900	0.8
83,291	Watsco, Inc.	12,273,762	1.3
		69,757,412	7.5

	Information Technology: 8.9%
116,718	Activision Blizzard, Inc.	7,652,032	0.8
512,397	Cisco Systems, Inc.	16,504,307	1.8
86,505	Microchip Technology, Inc.	7,508,634	0.8
172,474	Microsoft Corp.	12,895,881	1.4
469,673	Oracle Corp.	23,638,642	2.6
267,058	Qualcomm, Inc.	13,959,122	1.5
		82,158,618	8.9

	Materials: 2.8%
309,727	Dow Chemical Co.	20,643,304	2.2
100,061	Nucor Corp.	5,514,362	0.6
		26,157,666	2.8

	Real Estate: 4.9%
105,914	Crown Castle International Corp.	11,485,314	1.2
318,276	Gaming and Leisure Properties, Inc.	12,473,236	1.4
188,769	Highwoods Properties, Inc.	9,859,405	1.1
107,615	Mid-America Apartment Communities, Inc.	11,456,693	1.2
		45,274,648	4.9

	Telecommunication Services: 1.8%
435,836	AT&T, Inc.	16,326,417	1.8

	Utilities: 6.9%
233,910	Ameren Corp.	14,032,261	1.5
430,903	Exelon Corp.	16,318,296	1.8
125,572	NextEra Energy, Inc.	18,899,842	2.0
209,914	PG&E Corp.	14,773,747	1.6
		64,024,146	6.9

	Total Common Stock
	(Cost $761,275,918)	890,484,175	96.0

SHORT-TERM INVESTMENTS: 3.0%
	Mutual Funds: 3.0%
28,308,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.910%††
	(Cost $28,308,000)	28,308,000	3.0

	Total Short-Term Investments
	(Cost $28,308,000)	28,308,000	3.0

	Total Investments in Securities (Cost $789,583,918)	$918,792,175	99.0
	Assets in Excess of Other Liabilities	9,732,575	1.0
	Net Assets	$928,524,750	100.0

††	Rate shown is the 7-day yield as of August 31, 2017.
@	Non-income producing security.
ADR	American Depositary Receipt

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2017 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2017
Asset Table
Investments, at fair value
Common Stock*	$890,484,175	$–	$–	$890,484,175
Short-Term Investments	28,308,000	–	–	28,308,000
Total Investments, at fair value	$918,792,175	$–	$–	$918,792,175

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At August 31, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $791,497,890.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$140,387,523
Gross Unrealized Depreciation	(13,088,677)

Net Unrealized Appreciation	$127,298,846

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.3%
		Consumer Discretionary: 16.6%
509,072		Aramark	$20,714,140	1.5
291,292		Brunswick Corp.	15,287,004	1.1
262,568	@	Burlington Stores, Inc.	22,877,550	1.6
263,006		Coach, Inc.	10,967,350	0.8
298,149	@	Dave & Buster's Entertainment, Inc.	17,429,791	1.3
206,141	@	Dish Network Corp. - Class A	11,809,818	0.9
330,554	@	Dollar Tree, Inc.	26,325,321	1.9
72,109		Domino's Pizza, Inc.	13,142,586	0.9
378,695		Hilton Worldwide Holdings, Inc.	24,361,449	1.8
93,661		Marriott International, Inc.	9,701,406	0.7
258,603	@	Michaels Cos, Inc.	5,805,637	0.4
81,338	@	O'Reilly Automotive, Inc.	15,952,822	1.1
466,849		Regal Entertainment Group	6,895,360	0.5
186,852		Ross Stores, Inc.	10,921,499	0.8
84,199	@	Ulta Beauty, Inc.	18,608,821	1.3
			230,800,554	16.6

		Consumer Staples: 4.2%
97,930		Campbell Soup Co.	4,524,366	0.3
277,216		Church & Dwight Co., Inc.	13,907,927	1.0
344,847	@	Monster Beverage Corp.	19,249,359	1.4
385,770		Sysco Corp.	20,318,506	1.5
			58,000,158	4.2

		Energy: 2.2%
165,816	@	Diamondback Energy, Inc.	15,054,435	1.1
254,568		EQT Corp.	15,869,769	1.1
			30,924,204	2.2

		Financials: 7.0%
193,510		Ameriprise Financial, Inc.	26,803,070	1.9
498,289		Citizens Financial Group, Inc.	16,508,315	1.2
143,063		Intercontinental Exchange, Inc.	9,251,884	0.6
63,258		MarketAxess Holdings, Inc.	12,205,631	0.9
707,474		Progressive Corp.	32,883,392	2.4
			97,652,292	7.0

		Health Care: 14.2%
334,047		Agilent Technologies, Inc.	21,619,522	1.6
136,834	@	Align Technology, Inc.	24,184,041	1.7
206,954	@	BioMarin Pharmaceutical, Inc.	18,665,181	1.3
57,020		Cooper Cos., Inc.	14,302,327	1.0
144,929	@	Edwards Lifesciences Corp.	16,472,630	1.2
380,407	@,L	Exact Sciences Corp.	15,935,249	1.2
363,892	@	Exelixis, Inc.	10,640,202	0.8
82,480	@	Laboratory Corp. of America Holdings	12,938,638	0.9
23,175	@	NuVasive, Inc.	1,447,974	0.1
190,992	@	Prestige Brands Holdings, Inc.	9,685,205	0.7
91,038	@	Waters Corp.	16,703,652	1.2
544,523		Zoetis, Inc.	34,141,592	2.5
			196,736,213	14.2

		Industrials: 15.3%
247,276		Alaska Air Group, Inc.	18,461,626	1.3
344,313		Ametek, Inc.	21,777,797	1.6
21,779		Fortive Corp.	1,414,982	0.1
220,166		Ingersoll-Rand PLC - Class A	18,799,975	1.4
578,443		Masco Corp.	21,269,349	1.5
153,908		Orbital ATK, Inc.	17,173,055	1.2
200,460		Owens Corning, Inc.	14,860,100	1.1
158,857		Parker Hannifin Corp.	25,558,503	1.8
613,752	@	Quanta Services, Inc.	22,052,109	1.6
138,283		Stanley Black & Decker, Inc.	19,912,752	1.4
302,499		Waste Connections, Inc.	20,173,658	1.5
178,785	@	XPO Logistics, Inc.	10,941,642	0.8
			212,395,548	15.3

		Information Technology: 28.0%
419,845		Amphenol Corp.	33,982,254	2.5
751,250	@	Ciena Corp.	16,234,512	1.2
258,533		Fidelity National Information Services, Inc.	24,022,886	1.7
272,879	@	Fiserv, Inc.	33,757,861	2.4
472,193		Flir Systems, Inc.	17,943,334	1.3
616,104	@	Fortinet, Inc.	23,535,173	1.7
176,543	@	Gartner, Inc.	21,289,320	1.5
207,223		Global Payments, Inc.	19,787,724	1.4
158,139		LogMeIn, Inc.	18,091,102	1.3
456,802		Microchip Technology, Inc.	39,650,414	2.9
216,491		Motorola Solutions, Inc.	19,077,187	1.4
196,969	@	Red Hat, Inc.	21,174,168	1.5
161,227		Skyworks Solutions, Inc.	16,986,877	1.2
521,392		SS&C Technologies Holdings, Inc.	20,183,084	1.5
463,565	@	Vantiv, Inc.	32,769,410	2.4
274,111	@,L	VMware, Inc.	29,631,399	2.1
			388,116,705	28.0

		Materials: 6.0%
603,104	@	Axalta Coating Systems Ltd.	17,803,630	1.3
314,263	@	Berry Plastics Group, Inc.	17,674,151	1.3
374,622	@	Crown Holdings, Inc.	22,113,937	1.6
221,634		Packaging Corp. of America	24,913,878	1.8
			82,505,596	6.0

		Real Estate: 3.8%
222,813		Equity Lifestyle Properties, Inc.	19,863,779	1.4

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
213,628	@ SBA Communications Corp.	$32,802,579	2.4
		52,666,358	3.8

	Total Common Stock
	(Cost $1,194,920,927)	1,349,797,628	97.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.2%
	Securities Lending Collateralcc: 3.3%
3,807,677	Barclays Capital, Inc., Repurchase Agreement dated 08/31/17, 1.06%, due 09/01/17 (Repurchase Amount $3,807,788, collateralized by various U.S. Government Securities, 0.000%-2.500%, Market Value plus accrued interest $3,883,831, due 08/15/18-02/15/46)	3,807,677	0.3
10,781,459	Cantor Fitzgerald, Repurchase Agreement dated 08/31/17, 1.13%, due 09/01/17 (Repurchase Amount $10,781,793, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $10,997,088, due 09/25/17-05/20/67)	10,781,459	0.8
10,781,459	Citigroup, Inc., Repurchase Agreement dated 08/31/17, 1.08%, due 09/01/17 (Repurchase Amount $10,781,778, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $10,997,088, due 11/01/19-09/01/47)	10,781,459	0.8
10,781,459	Daiwa Capital Markets, Repurchase Agreement dated 08/31/17, 1.10%, due 09/01/17 (Repurchase Amount $10,781,784, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $10,997,088, due 09/07/17-12/01/51)	10,781,459	0.8
9,242,227	State of Wisconsin Investment Board, Repurchase Agreement dated 08/31/17, 1.20%, due 09/01/17 (Repurchase Amount $9,242,531, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $9,472,937, due 01/15/19-02/15/46)	9,242,227	0.6
		45,394,281	3.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.9%
13,405,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.910%††
	(Cost $13,405,000)	13,405,000	0.9

	Total Short-Term Investments
	(Cost $58,799,281)	58,799,281	4.2

	Total Investments in Securities (Cost $1,253,720,208)	$1,408,596,909	101.5
	Liabilities in Excess of Other Assets	(21,451,004)	(1.5)
	Net Assets	$1,387,145,905	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of August 31, 2017.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at August 31, 2017.

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2017
Asset Table
Investments, at fair value
Common Stock*	$1,349,797,628	$–	$–	$1,349,797,628
Short-Term Investments	13,405,000	45,394,281	–	58,799,281
Total Investments, at fair value	$1,363,202,628	$45,394,281	$–	$1,408,596,909

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At August 31, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,255,616,209.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$181,232,592
Gross Unrealized Depreciation	(28,251,892)

Net Unrealized Appreciation	$152,980,700

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.8%
		Consumer Discretionary: 12.0%
4,300	@	AMC Networks, Inc.	$261,354	0.1
18,200	@	American Axle & Manufacturing Holdings, Inc.	265,902	0.1
18,500	@,L	American Outdoor Brands Corp.	301,920	0.1
12,600		Bed Bath & Beyond, Inc.	347,634	0.2
16,500	@	Bloomin Brands, Inc.	280,748	0.1
13,400		Brinker International, Inc.	418,348	0.2
8,500		CalAtlantic Group, Inc.	295,375	0.1
9,000		Camping World Holdings, Inc.	330,750	0.2
19,522		Carter's, Inc.	1,692,753	0.8
13,300		Cooper Tire & Rubber Co.	446,880	0.2
5,800	L	Dillard's, Inc.	352,640	0.2
27,758		D.R. Horton, Inc.	1,003,452	0.5
9,400		Foot Locker, Inc.	331,162	0.2
15,400		GameStop Corp.	284,900	0.1
20,800		Gap, Inc.	491,296	0.2
5,124,262	@	Global Brands Group Holding Ltd.	459,033	0.2
72,067		Goodyear Tire & Rubber Co.	2,183,630	1.0
42,404	L	Hanesbrands, Inc.	1,028,721	0.5
16,117		John Wiley & Sons, Inc.	869,512	0.4
16,400		Kohl's Corp.	652,392	0.3
6,200		Lear Corp.	927,148	0.4
12,713		Lennar Corp. - Class A	658,025	0.3
24,400		Macy's, Inc.	506,788	0.2
8,000	@	Meritage Homes Corp.	325,600	0.1
10,896	@	Mohawk Industries, Inc.	2,757,995	1.3
13,400		Movado Group, Inc.	371,850	0.2
5,500	@	Murphy USA, Inc.	354,530	0.2
19,059	@	Norwegian Cruise Line Holdings Ltd.	1,133,248	0.5
61,100		Office Depot, Inc.	262,119	0.1
18,550		PVH Corp.	2,335,259	1.1
37,026		Ross Stores, Inc.	2,164,170	1.0
15,229		Toll Brothers, Inc.	593,322	0.3
12,400		Viacom, Inc. - Class B	354,640	0.2
5,200		Whirlpool Corp.	892,424	0.4
			25,935,520	12.0

		Consumer Staples: 2.5%
5,015		Ingredion, Inc.	620,957	0.3
13,800		Kroger Co.	301,806	0.1
21,900	@	Pilgrim's Pride Corp.	644,955	0.3
12,745	@	Post Holdings, Inc.	1,084,982	0.5
7,800		Sanderson Farms, Inc.	1,150,656	0.5
15,100		SpartanNash Co.	372,064	0.2
9,600	@	SUPERVALU, Inc.	191,904	0.1
16,400		Tyson Foods, Inc.	1,038,120	0.5
			5,405,444	2.5

		Energy: 4.8%
5,300		Andeavor	530,795	0.3
20,911		Delek US Holdings, Inc.	516,920	0.2
22,200	@,L	Diamond Offshore Drilling	252,192	0.1
23,128	@	Diamondback Energy, Inc.	2,099,791	1.0
11,253	@	Energen Corp.	577,054	0.3
20,300	@	Laredo Petroleum, Inc.	252,126	0.1
5,000		Marathon Petroleum Corp.	262,250	0.1
72,000	@	McDermott International, Inc.	442,080	0.2
10,500		Murphy Oil Corp.	237,930	0.1
9,200		National Oilwell Varco, Inc.	282,164	0.1
48,771	@	Newfield Exploration Co.	1,274,386	0.6
10,500		Oceaneering International, Inc.	236,775	0.1
19,200	L	PBF Energy, Inc.	454,656	0.2
11,816		Pioneer Natural Resources Co.	1,531,944	0.7
3,641	@	QEP Resources, Inc.	27,490	0.0
57,428	@	Trican Well Services Ltd.	170,157	0.1
18,600		Valero Energy Corp.	1,266,660	0.6
			10,415,370	4.8

		Financials: 20.1%
8,300		Allstate Corp.	751,150	0.3
8,100		Ameriprise Financial, Inc.	1,121,931	0.5
15,800	L	Amtrust Financial Services, Inc.	195,920	0.1
80,500		Annaly Capital Management, Inc.	1,006,250	0.5
9,555		Assurant, Inc.	904,763	0.4
12,300		Assured Guaranty Ltd.	523,242	0.2
4,800		Axis Capital Holdings Ltd.	289,152	0.1
14,694		Bank of the Ozarks, Inc.	631,254	0.3
48,413		BankUnited, Inc.	1,611,185	0.7
14,100		BB&T Corp.	649,869	0.3
33,120		CIT Group, Inc.	1,485,432	0.7
51,398		CNO Financial Group, Inc.	1,148,745	0.5
27,500		Comerica, Inc.	1,876,875	0.9
12,100		Discover Financial Services	713,295	0.3
30,568		East West Bancorp, Inc.	1,692,550	0.8
4,600		Everest Re Group Ltd.	1,161,408	0.5
36,400		Fifth Third Bancorp	951,132	0.4
23,083		First Republic Bank	2,240,205	1.0
45,239		FNB Corp.	574,083	0.3
39,034		FNF Group	1,883,000	0.9
49,300	@	Genworth Financial, Inc.	169,099	0.1
6,133		Hanover Insurance Group, Inc.	602,138	0.3
23,400		Hartford Financial Services Group, Inc.	1,265,238	0.6
12,398		Iberiabank Corp.	949,687	0.4
31,100		Keycorp	535,231	0.3
19,600		Lincoln National Corp.	1,330,056	0.6
19,235		MB Financial, Inc.	764,976	0.4

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
30,000	@	MGIC Investment Corp.	$343,500	0.2
25,100		MTGE Investment Corp.	481,920	0.2
34,100		Navient Corp.	450,120	0.2
17,722		Provident Financial Services, Inc.	440,392	0.2
2,365		Raymond James Financial, Inc.	185,227	0.1
87,400		Regions Financial Corp.	1,233,214	0.6
15,392		Reinsurance Group of America, Inc.	2,069,455	1.0
39,246		SEI Investments Co.	2,294,321	1.1
8,121		South State Corp.	667,952	0.3
14,100		Starwood Property Trust, Inc.	313,161	0.1
26,971		Sterling Bancorp/DE	605,499	0.3
13,300		SunTrust Banks, Inc.	732,830	0.3
40,957		Unum Group	1,973,308	0.9
12,500		Validus Holdings Ltd.	626,875	0.3
12,992	@	Western Alliance Bancorp.	626,604	0.3
6,000	@	World Acceptance Corp.	448,920	0.2
46,733		XL Group Ltd.	1,914,184	0.9
23,723		Zions Bancorp.	1,035,746	0.5
			43,471,094	20.1

		Health Care: 7.9%
25,466	@	Acadia Healthcare Co., Inc.	1,195,374	0.5
38,233		Agilent Technologies, Inc.	2,474,440	1.1
13,881		Becton Dickinson & Co.	2,768,427	1.3
50,015	@	Brookdale Senior Living, Inc.	606,682	0.3
6,900		Cardinal Health, Inc.	465,474	0.2
3,500		Cigna Corp.	637,210	0.3
45,851	@	Envision Healthcare Corp.	2,403,051	1.1
7,200	@	HCA Healthcare, Inc.	566,352	0.3
4,000	@	Jazz Pharmaceuticals PLC	597,440	0.3
15,013	@	Laboratory Corp. of America Holdings	2,355,089	1.1
6,500	@,L	Lannett Co., Inc.	114,075	0.1
7,800	@	LifePoint Health, Inc.	452,010	0.2
5,600	@	Magellan Health, Inc.	453,040	0.2
11,200	@	Mylan NV	352,576	0.2
9,600		Owens & Minor, Inc.	268,224	0.1
14,770		STERIS PLC	1,287,353	0.6
			16,996,817	7.9

		Industrials: 14.9%
61,100	@	ACCO Brands Corp.	669,045	0.3
13,600		Aircastle Ltd.	304,912	0.1
9,000	@	American Airlines Group, Inc.	402,705	0.2
12,286		Carlisle Cos., Inc.	1,163,361	0.5
17,508	@	Clean Harbors, Inc.	947,008	0.4
73,468	L	Covanta Holding Corp.	1,054,266	0.5
5,300		Cummins, Inc.	844,714	0.4
26,854		EMCOR Group, Inc.	1,773,438	0.8
13,779	@	Generac Holdings, Inc.	556,396	0.3
15,492	@	Genesee & Wyoming, Inc.	1,062,131	0.5
8,600		Granite Construction, Inc.	474,978	0.2
11,800	@	Hawaiian Holdings, Inc.	505,630	0.2
51,759		Hexcel Corp.	2,783,081	1.3
9,068		Hubbell, Inc.	1,022,780	0.5
1,300		Huntington Ingalls Industries, Inc.	278,148	0.1
16,126		IDEX Corp.	1,896,095	0.9
42,830		Jacobs Engineering Group, Inc.	2,333,807	1.1
36,580		Knight Transportation, Inc.	1,428,449	0.7
3,912		LSC Communications, Inc.	63,022	0.0
39,577	@	Milacron Holdings Corp.	631,253	0.3
12,520	@	Moog, Inc.	961,035	0.4
7,000		Owens Corning, Inc.	518,910	0.2
5,244		Roper Technologies, Inc.	1,209,581	0.6
10,433	L	RR Donnelley & Sons Co.	96,297	0.0
93,123		Sanwa Holdings Corp.	1,039,866	0.5
14,900		Schneider National, Inc.	331,525	0.2
15,545	@	Sensata Technologies Holdings N.V.	694,240	0.3
13,166		Snap-On, Inc.	1,942,907	0.9
18,800		Spirit Aerosystems Holdings, Inc.	1,400,600	0.6
6,100	@	Swift Transportation Co.	171,105	0.1
12,300		Trinity Industries, Inc.	354,732	0.2
9,800		Triumph Group, Inc.	257,740	0.1
14,300	@	United Continental Holdings, Inc.	886,028	0.4
3,100	@	United Rentals, Inc.	365,986	0.2
27,300		Wabash National Corp.	573,846	0.3
7,040	L	Wabtec Corp.	496,813	0.2
29,600	@	Wesco Aircraft Holdings, Inc.	248,640	0.1
11,063	@	Wesco International, Inc.	558,128	0.3
			32,303,198	14.9

		Information Technology: 11.7%
18,258	@	Acacia Communications, Inc.	891,538	0.4
40,900	@	Amkor Technology, Inc.	359,102	0.2
23,112	@	Arrow Electronics, Inc.	1,835,786	0.8
20,810		Booz Allen Hamilton Holding Corp.	709,829	0.3
23,991	@	CommScope Holding Co., Inc.	793,142	0.4
14,100		Convergys Corp.	331,350	0.2
36,000		Corning, Inc.	1,035,360	0.5
27,050	@	Euronet Worldwide, Inc.	2,658,203	1.2
33,600	@	Flex Ltd.	546,672	0.2
54,041		Genpact Ltd.	1,537,466	0.7
9,485		Harris Corp.	1,165,707	0.5
20,200	@	Juniper Networks, Inc.	560,247	0.3
90,300	@	Keysight Technologies, Inc.	3,689,658	1.7

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
17,600	@	Kulicke & Soffa Industries, Inc.	$334,928	0.2
8,200		Lam Research Corp.	1,361,036	0.6
23,427	@	Microsemi Corp.	1,180,252	0.5
23,900	@	Sanmina Corp.	895,055	0.4
17,300	L	Seagate Technology	545,469	0.2
19,426		Silicon Motion Technology Corp. ADR	886,020	0.4
14,467		SS&C Technologies Holdings, Inc.	560,018	0.3
5,300		TE Connectivity Ltd.	421,880	0.2
7,937	@	VeriSign, Inc.	823,464	0.4
14,500		Western Digital Corp.	1,279,915	0.6
31,525		Xerox Corp.	1,017,312	0.5
			25,419,409	11.7

		Materials: 7.3%
19,396		Albemarle Corp.	2,254,979	1.0
10,994		Alcoa Corp.	482,417	0.2
7,686		Bemis Co., Inc.	327,500	0.2
22,838		Cabot Corp.	1,203,106	0.6
23,385		Celanese Corp.	2,268,813	1.0
7,492	@	Crown Holdings, Inc.	442,253	0.2
19,200		Domtar Corp.	776,448	0.4
13,500		Eastman Chemical Co.	1,163,700	0.5
44,800		Huntsman Corp.	1,190,336	0.6
20,338	@	Louisiana-Pacific Corp.	518,212	0.2
29,200	@	Owens-Illinois, Inc.	719,488	0.3
43,300		Reliance Steel & Aluminum Co.	3,135,786	1.5
7,300		Schweitzer-Mauduit International, Inc.	276,889	0.1
14,949		Westlake Chemical Corp.	1,149,727	0.5
			15,909,654	7.3

		Real Estate: 9.4%
9,681		American Assets Trust, Inc.	393,242	0.2
49,900		Ashford Hospitality Trust, Inc.	309,879	0.1
26,000		Brandywine Realty Trust	446,680	0.2
77,180	L	CBL & Associates Properties, Inc.	617,440	0.3
74,781	@	CBRE Group, Inc.	2,698,099	1.2
14,900		Corporate Office Properties Trust SBI MD	497,064	0.2
32,900		DDR Corp.	318,472	0.1
10,633		Equity Lifestyle Properties, Inc.	947,932	0.4
6,485		Extra Space Storage, Inc.	503,431	0.2
14,188		Forest City Realty Trust, Inc.	339,944	0.2
32,300		Franklin Street Properties Corp.	322,031	0.2
8,600		Getty Realty Corp.	237,016	0.1
19,600		Government Properties Income Trust	363,580	0.2
22,400		Hospitality Properties Trust	612,864	0.3
109,277		Host Hotels & Resorts, Inc.	1,980,099	0.9
2,398		LaSalle Hotel Properties	68,055	0.0
55,400		Lexington Realty Trust	546,244	0.3
6,250		Life Storage, Inc.	459,938	0.2
57,200		Medical Properties Trust, Inc.	752,752	0.4
17,708		Mid-America Apartment Communities, Inc.	1,885,194	0.9
18,000	L	Omega Healthcare Investors, Inc.	573,660	0.3
46,000		Piedmont Office Realty Trust, Inc.	931,500	0.4
17,300		Preferred Apartment Communities, Inc.	314,687	0.1
9,029		PS Business Parks, Inc.	1,219,908	0.6
32,800		Senior Housing Properties Trust	646,816	0.3
57,645		STORE Capital Corp.	1,463,030	0.7
30,400		Summit Hotel Properties, Inc.	451,136	0.2
20,800		Tier REIT, Inc.	382,928	0.2
			20,283,621	9.4

		Telecommunication Services: 0.4%
14,130		Millicom International Cellular S.A.	881,068	0.4

		Utilities: 4.8%
31,998		Alliant Energy Corp.	1,367,595	0.6
7,200		Edison International	577,296	0.3
16,000		Entergy Corp.	1,266,720	0.6
35,400		Exelon Corp.	1,340,598	0.6
45,500		FirstEnergy Corp.	1,482,390	0.7
23,739		Great Plains Energy, Inc.	728,550	0.3
35,700		Public Service Enterprise Group, Inc.	1,672,188	0.8
41,511		UGI Corp.	2,051,058	0.9
			10,486,395	4.8

	Total Common Stock
	(Cost $184,392,661)		207,507,590	95.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.2%
	Securities Lending Collateralcc: 2.7%
1,390,940	Cantor Fitzgerald, Repurchase Agreement dated 08/31/17, 1.13%, due 09/01/17 (Repurchase Amount $1,390,983, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $1,418,759, due 09/25/17-05/20/67)	1,390,940	0.7

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,390,940	Daiwa Capital Markets, Repurchase Agreement dated 08/31/17, 1.10%, due 09/01/17 (Repurchase Amount $1,390,982, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,418,759, due 09/07/17-12/01/51)	$1,390,940	0.7
292,678	JPMorgan Chase & Co., Repurchase Agreement dated 08/31/17, 1.06%, due 09/01/17 (Repurchase Amount $292,686, collateralized by various U.S. Government Securities, 1.125%-1.625%, Market Value plus accrued interest $298,533, due 04/30/20-05/15/26)	292,678	0.1
1,390,940	Merrill Lynch & Co., Inc., Repurchase Agreement dated 08/31/17, 1.08%, due 09/01/17 (Repurchase Amount $1,390,981, collateralized by various U.S. Government Agency Obligations, 2.000%-5.000%, Market Value plus accrued interest $1,418,759, due 08/20/41-08/20/47)	1,390,940	0.6
1,390,940	RBC Dominion Securities Inc., Repurchase Agreement dated 08/31/17, 1.05%, due 09/01/17 (Repurchase Amount $1,390,980, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $1,418,759, due 01/15/18-09/09/49)	1,390,940	0.6
		5,856,438	2.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.5%
5,454,431	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.910%††
	(Cost $5,454,431)	$5,454,431	2.5

	Total Short-Term Investments
	(Cost $11,310,869)	11,310,869	5.2

	Total Investments in Securities (Cost $195,703,530)	$218,818,459	101.0
	Liabilities in Excess of Other Assets	(2,137,278)	(1.0)
	Net Assets	$216,681,181	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of August 31, 2017.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at August 31, 2017.

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2017 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$25,476,487	$459,033	$–	$25,935,520
Consumer Staples	5,405,444	–	–	5,405,444
Energy	10,415,370	–	–	10,415,370
Financials	43,471,094	–	–	43,471,094
Health Care	16,996,817	–	–	16,996,817
Industrials	31,263,332	1,039,866	–	32,303,198
Information Technology	25,419,409	–	–	25,419,409
Materials	15,909,654	–	–	15,909,654
Real Estate	20,283,621	–	–	20,283,621
Telecommunication Services	–	881,068	–	881,068
Utilities	10,486,395	–	–	10,486,395
Total Common Stock	205,127,623	2,379,967	–	207,507,590
Short-Term Investments	5,454,431	5,856,438	–	11,310,869
Total Investments, at fair value	$210,582,054	$8,236,405	$–	$218,818,459
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(45)	$–	$(45)
Total Liabilities	$–	$(45)	$–	$(45)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At August 31, 2017, the following forward foreign currency contracts were outstanding for Voya Multi-Manager Mid Cap Value Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY 360,568	USD 3,325	BNP Paribas Bank	09/01/17	$(45)
				$(45)

Currency Abbreviations
JPY	-	Japanese Yen
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments for Voya Multi-Manager Mid Cap Value Fund as of August 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$45
Total Liability Derivatives		$45

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at August 31, 2017:

BNP Paribas Bank
Liabilities:
Forward foreign currency contracts	$45
Total Liabilities	$45

Net OTC derivative instruments by counterparty, at fair value	$(45)

Total collateral pledged by the Fund/(Received from counterparty)	$-

Net Exposure(1)	$(45)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

At August 31, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $196,461,711.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$35,321,216
Gross Unrealized Depreciation	(12,965,019)

Net Unrealized Appreciation	$22,356,197

Voya Real Estate Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.4%
	Diversified REITs: 6.8%
466,200	Gramercy Property Trust	$14,200,452	1.5
232,413	Liberty Property Trust	9,900,794	1.0
547,500	Spirit Realty Capital, Inc.	4,763,250	0.5
578,530	STORE Capital Corp.	14,683,092	1.5
2,548,310	VEREIT, Inc.	21,507,736	2.3
		65,055,324	6.8

	Health Care REITs: 9.7%
677,700	HCP, Inc.	20,202,237	2.1
590,071	Healthcare Trust of America, Inc.	18,333,506	1.9
153,644	Ventas, Inc.	10,515,395	1.1
601,600	Welltower, Inc.	44,049,152	4.6
		93,100,290	9.7

	Hotel & Resort REITs: 6.4%
902,700	DiamondRock Hospitality Co.	9,920,673	1.0
1,143,103	Host Hotels & Resorts, Inc.	20,713,026	2.2
284,093	MGM Growth Properties LLC	8,693,246	0.9
465,284	Park Hotels & Resorts, Inc.	12,418,430	1.3
612,002	Sunstone Hotel Investors, Inc.	9,669,632	1.0
		61,415,007	6.4

	Industrial REITs: 7.7%
268,725	DCT Industrial Trust, Inc.	15,680,104	1.6
915,119	ProLogis, Inc.	57,981,940	6.1
		73,662,044	7.7

	Office REITs: 15.3%
300,016	Alexandria Real Estate Equities, Inc.	36,394,941	3.8
118,955	Boston Properties, Inc.	14,345,973	1.5
698,806	Brandywine Realty Trust	12,005,487	1.2
186,400	Douglas Emmett, Inc.	7,262,144	0.8
531,575	Hudson Pacific Properties, Inc.	17,541,975	1.8
222,400	Kilroy Realty Corp.	15,396,752	1.6
208,948	SL Green Realty Corp.	20,138,408	2.1
316,187	Vornado Realty Trust	23,552,770	2.5
		146,638,450	15.3

	Residential REITs: 17.1%
253,351	American Campus Communities, Inc.	12,056,974	1.3
230,598	AvalonBay Communities, Inc.	43,290,163	4.5
194,500	Camden Property Trust	17,403,860	1.8
563,672	Equity Residential	37,850,575	4.0
28,700	Essex Property Trust, Inc.	7,633,339	0.8
286,200	Invitation Homes, Inc.	6,622,668	0.7
369,915	Starwood Waypoint Homes	13,771,935	1.4
278,740	Sun Communities, Inc.	25,173,009	2.6
		163,802,523	17.1

	Retail REITs: 17.9%
760,714	Brixmor Property Group, Inc.	14,240,566	1.5
1,286,952	GGP, Inc.	26,704,254	2.8
1,005,098	Kimco Realty Corp.	19,720,023	2.1
96,011	National Retail Properties, Inc.	4,016,140	0.4
93,900	@ Pennsylvania Real Estate Investment Trust	942,380	0.1
359,609	Regency Centers Corp.	23,130,051	2.4
236,900	Retail Opportunity Investments Corp.	4,700,096	0.5
492,505	Simon Property Group, Inc.	77,249,410	8.1
		170,702,920	17.9

	Specialized REITs: 18.5%
88,671	Crown Castle International Corp.	9,615,483	1.0
591,897	CubeSmart	14,590,261	1.5
324,272	CyrusOne, Inc.	20,438,864	2.1
150,129	Equinix, Inc.	70,321,925	7.4
420,254	Extra Space Storage, Inc.	32,624,318	3.4
370,176	The Geo Group, Inc.	10,231,665	1.1
284,800	Iron Mountain, Inc.	11,226,816	1.2
38,422	Public Storage, Inc.	7,889,573	0.8
		176,938,905	18.5

	Total Common Stock
	(Cost $641,060,404)	951,315,463	99.4

SHORT-TERM INVESTMENTS: 0.2%
	Mutual Funds: 0.2%
1,803,793	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.910%††
	(Cost $1,803,793)	1,803,793	0.2

	Total Short-Term Investments
	(Cost $1,803,793)	1,803,793	0.2

	Total Investments in Securities (Cost $642,864,197)	$953,119,256	99.6
	Assets in Excess of Other Liabilities	3,518,950	0.4
	Net Assets	$956,638,206	100.0

††	Rate shown is the 7-day yield as of August 31, 2017.
@	Non-income producing security.

Voya Real Estate Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2017 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2017
Asset Table
Investments, at fair value
Common Stock*	$951,315,463	$–	$–	$951,315,463
Short-Term Investments	1,803,793	–	–	1,803,793
Total Investments, at fair value	$953,119,256	$–	$–	$953,119,256

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At August 31, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $703,195,092.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$316,932,661
Gross Unrealized Depreciation	(67,008,497)

Net Unrealized Appreciation	$249,924,164

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.1%
		Consumer Discretionary: 14.2%
284,868		AMC Entertainment Holdings, Inc.	$3,817,231	0.4
181,942	@,L	At Home Group, Inc.	4,457,579	0.4
225,795	L	Big Lots, Inc.	10,747,842	1.1
357,512		Boyd Gaming Corp.	9,452,617	0.9
98,920	@	Bright Horizons Family Solutions, Inc.	7,906,676	0.8
123,763		CalAtlantic Group, Inc.	4,300,764	0.4
303,983		Camping World Holdings, Inc.	11,171,375	1.1
90,835		Cheesecake Factory	3,763,294	0.4
99,077		Childrens Place Retail Stores, Inc.	10,517,024	1.0
333,306		Dana, Inc.	8,022,676	0.8
59,095	@	Dave & Buster's Entertainment, Inc.	3,454,694	0.3
416,470		Extended Stay America, Inc.	8,158,647	0.8
275,264	@,L	J. Jill, Inc.	2,672,814	0.3
93,869		Jack in the Box, Inc.	8,788,016	0.9
88,550		Lithia Motors, Inc.	9,563,400	1.0
297,503	@	Nautilus, Inc.	4,864,174	0.5
356,393		Planet Fitness, Inc.	9,041,690	0.9
176,553	@	Sotheby's	7,921,933	0.8
335,743		Tile Shop Holdings, Inc.	5,052,932	0.5
147,548	@	Universal Electronics, Inc.	8,638,935	0.9
			142,314,313	14.2

		Consumer Staples: 1.1%
232,210	@	Blue Buffalo Pet Products, Inc.	5,981,730	0.6
237,005		Vector Group Ltd.	5,119,308	0.5
			11,101,038	1.1

		Energy: 1.2%
297,990	@	Carrizo Oil & Gas, Inc.	4,004,986	0.4
48,315	@	Dril-Quip, Inc.	1,814,228	0.2
159,913	@	Unit Corp.	2,545,815	0.2
136,400		US Silica Holdings, Inc.	3,711,444	0.4
			12,076,473	1.2

		Financials: 6.8%
138,801		Amerisafe, Inc.	7,467,494	0.7
85,222		Evercore, Inc.	6,430,000	0.6
422,336		Home Bancshares, Inc./Conway AR	9,844,652	1.0
152,300		Houlihan Lokey, Inc.	5,490,415	0.5
663,299	@	MGIC Investment Corp.	7,594,774	0.8
429,741		OM Asset Management Plc	6,072,240	0.6
89,509		Pinnacle Financial Partners, Inc.	5,567,460	0.6
88,724		Primerica, Inc.	6,791,822	0.7
111,780	@	Texas Capital Bancshares, Inc.	8,299,665	0.8
251,176	L	Virtu Financial, Inc.	4,508,609	0.5
			68,067,131	6.8

		Health Care: 21.8%
107,030	@	Aerie Pharmaceuticals, Inc.	6,138,170	0.6
200,957	@	Amedisys, Inc.	10,497,994	1.0
55,330	@,L	Bluebird Bio, Inc.	6,907,950	0.7
229,310	@	Catalent, Inc.	9,468,210	0.9
58,941		Chemed Corp.	11,628,470	1.2
77,506	@	Clovis Oncology, Inc.	5,895,881	0.6
281,173	@	Dermira, Inc.	6,632,871	0.7
144,792	@,L	Epizyme, Inc.	2,512,141	0.3
142,031	@	Exact Sciences Corp.	5,949,679	0.6
56,555	@	FibroGen, Inc.	2,725,951	0.3
221,809	@	HealthEquity, Inc.	9,486,771	0.9
226,380		Healthsouth Corp.	10,356,885	1.0
100,291		Hill-Rom Holdings, Inc.	7,718,395	0.8
78,805	@	INC Research Holdings, Inc.	4,625,853	0.5
215,799	@,L	Lexicon Pharmaceuticals, Inc.	3,267,197	0.3
17,377	@,L	Ligand Pharmaceuticals, Inc.	2,239,374	0.2
52,450	@	Loxo Oncology, Inc.	4,374,330	0.4
104,481	@,L	MacroGenics, Inc.	1,975,736	0.2
68,165	@	Magellan Health, Inc.	5,514,549	0.5
54,109	@	Masimo Corp.	4,565,717	0.5
131,061	@	Medidata Solutions, Inc.	9,824,333	1.0
174,483	@	Merit Medical Systems, Inc.	7,206,148	0.7
64,596	@,L	Myovant Sciences Ltd.	863,649	0.1
148,258	@	Natus Medical, Inc.	4,981,469	0.5
165,476	@	NuVasive, Inc.	10,338,940	1.0
120,770	@	Omnicell, Inc.	6,195,501	0.6
222,946		Owens & Minor, Inc.	6,229,111	0.6
112,595	@	Pacira Pharmaceuticals, Inc.	4,289,870	0.4
60,423	@	Portola Pharmaceuticals, Inc.	3,833,839	0.4
196,344	@	Prestige Brands Holdings, Inc.	9,956,604	1.0
65,310	@,L	Prothena Corp. PLC	4,012,646	0.4
58,695	@,L	Puma Biotechnology, Inc.	5,429,288	0.5
121,828	@,L	Radius Health, Inc.	4,584,388	0.5
126,442	@	Sarepta Therapeutics, Inc.	5,094,348	0.5
445,734	@	Select Medical Holdings Corp.	8,290,652	0.8
550,807	@,L	TherapeuticsMD, Inc.	3,304,842	0.3
44,960	@	Ultragenyx Pharmaceutical, Inc.	2,565,418	0.3
			219,483,170	21.8

		Industrials: 18.2%
348,524		Actuant Corp.	8,382,002	0.8
80,531		Allegiant Travel Co.	9,502,658	0.9
203,129	@	Beacon Roofing Supply, Inc.	9,567,376	1.0
86,390		Brink's Co.	6,777,295	0.7
121,568		CIRCOR International, Inc.	5,837,695	0.6
93,893		Curtiss-Wright Corp.	9,090,720	0.9
130,986		EMCOR Group, Inc.	8,650,315	0.9

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
112,229		EnPro Industries, Inc.	$7,908,778	0.8
92,971		Exponent, Inc.	6,331,325	0.6
168,786		Granite Construction, Inc.	9,322,051	0.9
171,255		Healthcare Services Group, Inc.	8,768,256	0.9
214,941		Knight Transportation, Inc.	8,393,446	0.8
452,098		Knoll, Inc.	8,160,369	0.8
181,046		Korn/Ferry International	6,032,453	0.6
103,861		Lindsay Corp.	8,991,247	0.9
121,212		Matthews International Corp.	7,303,023	0.7
88,864		Regal-Beloit Corp.	6,700,346	0.7
116,010	@	Saia, Inc.	6,560,366	0.7
184,828		Simpson Manufacturing Co., Inc.	8,091,770	0.8
55,416	@	Teledyne Technologies, Inc.	8,315,725	0.8
51,965		Tennant Co.	3,167,267	0.3
169,961	@	TrueBlue, Inc.	3,475,702	0.3
129,213		Watts Water Technologies, Inc.	7,972,442	0.8
141,307		Woodward, Inc.	9,921,164	1.0
			183,223,791	18.2

		Information Technology: 20.5%
259,230	@	Blackhawk Network Holdings, Inc.	11,613,504	1.2
102,026	@,L	BroadSoft, Inc.	5,055,388	0.5
257,605	@	CalAmp Corp.	4,775,997	0.5
116,658	@	Commvault Systems, Inc.	7,121,971	0.7
258,967	@	Coupa Software, Inc.	7,888,135	0.8
329,238	@	Cray, Inc.	6,206,136	0.6
163,712	@	Electronics for Imaging, Inc.	5,821,599	0.6
125,484	@	Ellie Mae, Inc.	10,412,662	1.0
156,255	@	EPAM Systems, Inc.	12,708,219	1.3
60,191	@	Euronet Worldwide, Inc.	5,914,970	0.6
74,888		Fair Isaac Corp.	10,541,235	1.1
71,461	@	Guidewire Software, Inc.	5,410,312	0.5
494,090	@	Infinera Corp.	4,180,001	0.4
443,289	@	Integrated Device Technology, Inc.	10,953,671	1.1
139,353		j2 Global, Inc.	10,490,494	1.0
34,979		Littelfuse, Inc.	6,511,691	0.6
137,393	@	Manhattan Associates, Inc.	5,777,376	0.6
234,513	@,L	Match Group, Inc.	5,100,658	0.5
153,814	@	Microsemi Corp.	7,749,149	0.8
85,265		MKS Instruments, Inc.	7,021,573	0.7
77,670		Monolithic Power Systems, Inc.	7,869,524	0.8
138,766	@	Netscout Systems, Inc.	4,544,587	0.5
98,959		Power Integrations, Inc.	7,209,163	0.7
74,386	@,L	Proofpoint, Inc.	6,825,659	0.7
87,939	@	PROS Holdings, Inc.	2,316,313	0.2
63,380	@	Q2 Holdings, Inc.	2,573,228	0.3
264,708	@	Rapid7, Inc.	4,462,977	0.4
49,672	@,L	RingCentral, Inc.	2,103,609	0.2
140,280	@	Sanmina Corp.	5,253,486	0.5
73,132	@	SPS Commerce, Inc.	4,455,202	0.4
110,659	@,L	WebMD Health Corp.	7,352,184	0.7
			206,220,673	20.5

		Materials: 6.5%
266,104	@	Boise Cascade Co.	7,983,120	0.8
349,062		Commercial Metals Co.	6,593,781	0.7
138,666		Greif, Inc. - Class A	8,382,359	0.8
151,043		HB Fuller Co.	7,580,848	0.7
303,740		KapStone Paper and Packaging Corp.	6,794,664	0.7
117,678		Minerals Technologies, Inc.	7,531,392	0.7
156,255		PolyOne Corp.	5,647,056	0.6
314,966		Valvoline, Inc.	6,705,626	0.7
160,482		Worthington Industries, Inc.	8,017,681	0.8
			65,236,527	6.5

		Real Estate: 3.2%
143,602		DuPont Fabros Technology, Inc.	9,242,225	0.9
54,061		EastGroup Properties, Inc.	4,803,860	0.5
180,378		QTS Realty Trust, Inc.	9,772,880	1.0
319,497		Urban Edge Properties	8,035,350	0.8
			31,854,315	3.2

		Telecommunication Services: 1.6%
149,780	@	Boingo Wireless, Inc.	3,083,970	0.3
175,873		Cogent Communications Holdings, Inc.	8,195,682	0.8
607,450	@	Vonage Holdings Corp.	5,041,835	0.5
			16,321,487	1.6

	Total Common Stock
	(Cost $888,346,978)		955,898,918	95.1

EXCHANGE-TRADED FUNDS: 2.0%
119,557	L	iShares Russell 2000 Growth Index Fund	20,319,908	2.0

	Total Exchange-Traded Funds
	(Cost $17,946,288)		20,319,908	2.0

RIGHTS: 0.0%
		Health Care: 0.0%
59,895	@,X	Dyax, Corp. - CVR	66,483	0.0

	Total Rights
	(Cost $30,214)		66,483	0.0

	Total Long-Term Investments
	(Cost $906,323,480)		976,285,309	97.1

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.4%
	Securities Lending Collateralcc: 4.6%
10,934,236	Cantor Fitzgerald, Repurchase Agreement dated 08/31/17, 1.13%, due 09/01/17 (Repurchase Amount $10,934,575, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $11,152,921, due 09/25/17-05/20/67)	$10,934,236	1.1
10,934,236	Citigroup, Inc., Repurchase Agreement dated 08/31/17, 1.08%, due 09/01/17 (Repurchase Amount $10,934,560, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $11,152,921, due 11/01/19-09/01/47)	10,934,236	1.1
3,861,536	Merrill Lynch & Co., Inc., Repurchase Agreement dated 08/31/17, 1.06%, due 09/01/17 (Repurchase Amount $3,861,648, collateralized by various U.S. Government Securities, 0.000%-2.125%, Market Value plus accrued interest $3,938,767, due 02/01/18-01/15/28)	3,861,536	0.4
10,934,236	Nomura Securities, Repurchase Agreement dated 08/31/17, 1.08%, due 09/01/17 (Repurchase Amount $10,934,560, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $11,152,921, due 09/05/17-09/09/49)	10,934,236	1.1
9,373,169	State of Wisconsin Investment Board, Repurchase Agreement dated 08/31/17, 1.20%, due 09/01/17 (Repurchase Amount $9,373,477, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $9,607,148, due 01/15/19-02/15/46)	9,373,169	0.9
		46,037,413	4.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.8%
27,926,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.910%††
	(Cost $27,926,000)	27,926,000	2.8

	Total Short-Term Investments
	(Cost $73,963,413)	73,963,413	7.4

	Total Investments in Securities (Cost $980,286,893)	$1,050,248,722	104.5
	Liabilities in Excess of Other Assets	(45,302,849)	(4.5)
	Net Assets	$1,004,945,873	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of August 31, 2017.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at August 31, 2017.
X	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2017
Asset Table
Investments, at fair value
Common Stock*	$955,898,918	$–	$–	$955,898,918
Exchange-Traded Funds	20,319,908	–	–	20,319,908
Rights	–	–	66,483	66,483
Short-Term Investments	27,926,000	46,037,413	–	73,963,413
Total Investments, at fair value	$1,004,144,826	$46,037,413	$66,483	$1,050,248,722

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At August 31, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $983,288,292.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$116,182,697
Gross Unrealized Depreciation	(49,222,267)

Net Unrealized Appreciation	$66,960,430

Voya SMID Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.5%
		Consumer Discretionary: 14.0%
1,298		AMC Entertainment Holdings, Inc.	$17,393	0.5
653		Big Lots, Inc.	31,083	0.9
930		Boyd Gaming Corp.	24,589	0.7
456	@	Bright Horizons Family Solutions, Inc.	36,448	1.1
380	@	Burlington Stores, Inc.	33,109	1.0
283		CalAtlantic Group, Inc.	9,834	0.3
910		Camping World Holdings, Inc.	33,442	1.0
310		Childrens Place Retail Stores, Inc.	32,907	1.0
1,137		Dana, Inc.	27,368	0.8
1,460		Extended Stay America, Inc.	28,601	0.9
296		Jack in the Box, Inc.	27,712	0.8
693		Leggett & Platt, Inc.	31,857	1.0
321		Lithia Motors, Inc.	34,668	1.1
1,085		Planet Fitness, Inc.	27,526	0.8
282		Polaris Industries, Inc.	26,291	0.8
187		Vail Resorts, Inc.	42,627	1.3
			465,455	14.0

		Consumer Staples: 1.4%
908	@,L	Blue Buffalo Pet Products, Inc.	23,390	0.7
452		Church & Dwight Co., Inc.	22,677	0.7
			46,067	1.4

		Energy: 1.3%
315	@	Dril-Quip, Inc.	11,828	0.3
1,720	@	QEP Resources, Inc.	12,986	0.4
1,620	@	Southwestern Energy Co.	8,829	0.3
340		US Silica Holdings, Inc.	9,252	0.3
			42,895	1.3

		Financials: 7.7%
458		Arthur J. Gallagher & Co.	26,518	0.8
320		CBOE Holdings, Inc.	32,285	1.0
515		East West Bancorp, Inc.	28,515	0.9
376		Evercore, Inc.	28,369	0.8
990		Home Bancshares, Inc./Conway AR	23,077	0.7
103		MarketAxess Holdings, Inc.	19,874	0.6
1,720		OM Asset Management Plc	24,304	0.7
309		Primerica, Inc.	23,654	0.7
1,063		Virtu Financial, Inc.	19,081	0.6
640	@	Western Alliance Bancorp.	30,867	0.9
			256,544	7.7

		Health Care: 16.3%
590	@,L	Acadia Pharmaceuticals, Inc.	21,010	0.6
247	@	Aerie Pharmaceuticals, Inc.	14,165	0.4
430	@	Alkermes PLC	21,835	0.7
100	@	Bluebird Bio, Inc.	11,547	0.3
196	@	Charles River Laboratories International, Inc.	21,325	0.7
180		Chemed Corp.	35,512	1.1
395	@	DexCom, Inc.	29,471	0.9
420	@	Exact Sciences Corp.	17,594	0.5
600	@	Exelixis, Inc.	17,544	0.5
506		Healthsouth Corp.	23,149	0.7
374		Hill-Rom Holdings, Inc.	28,783	0.9
90	@,L	Intercept Pharmaceuticals, Inc.	10,495	0.3
760	@,L	Lexicon Pharmaceuticals, Inc.	11,506	0.4
53	@,L	Ligand Pharmaceuticals, Inc.	6,830	0.2
117	@	Masimo Corp.	9,872	0.3
460	@	Medidata Solutions, Inc.	34,482	1.0
600	@	Mednax, Inc.	26,910	0.8
503	@	Merit Medical Systems, Inc.	20,774	0.6
248	@	Neurocrine Biosciences, Inc.	14,037	0.4
515	@	NuVasive, Inc.	32,177	1.0
612	@	Prestige Brands Holdings, Inc.	31,035	0.9
175	@	Puma Biotechnology, Inc.	16,188	0.5
297	@	Radius Health, Inc.	11,176	0.3
300	@	Sarepta Therapeutics, Inc.	12,087	0.4
230		STERIS PLC	20,047	0.6
70		Teleflex, Inc.	14,823	0.5
102	@	Ultragenyx Pharmaceutical, Inc.	5,820	0.2
110	@	WellCare Health Plans, Inc.	19,215	0.6
			539,409	16.3

		Industrials: 19.6%
1,230		Actuant Corp.	29,582	0.9
478		Alaska Air Group, Inc.	35,687	1.1
443		Altra Industrial Motion Corp.	20,400	0.6
740	@	Beacon Roofing Supply, Inc.	34,854	1.0
230		Brink's Co.	18,044	0.5
439		CIRCOR International, Inc.	21,081	0.6
990	@	Copart, Inc.	32,363	1.0
380		EnPro Industries, Inc.	26,779	0.8
275	@	Esterline Technologies Corp.	23,485	0.7
404		Fortune Brands Home & Security, Inc.	25,262	0.8
371		GATX Corp.	22,475	0.7
374	@	Genesee & Wyoming, Inc.	25,641	0.8
226		IDEX Corp.	26,573	0.8
382		Insperity, Inc.	30,675	0.9
330		Lindsay Corp.	28,568	0.9

Voya SMID Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
643		Mobile Mini, Inc.	$19,451	0.6
248		Nordson Corp.	27,106	0.8
529	@	On Assignment, Inc.	25,233	0.8
235		Orbital ATK, Inc.	26,221	0.8
297		Regal-Beloit Corp.	22,394	0.7
395	@	Saia, Inc.	22,337	0.7
744	@	SPX FLOW, Inc.	24,902	0.7
182		Toro Co.	11,226	0.3
158	@	WABCO Holdings, Inc.	22,692	0.7
355	L	Wabtec Corp.	25,052	0.8
325		Xylem, Inc.	20,173	0.6
			648,256	19.6

		Information Technology: 23.0%
832	@	ARRIS International PLC	23,180	0.7
381		Avnet, Inc.	14,695	0.4
795	@	Blackhawk Network Holdings, Inc.	35,616	1.1
576		Broadridge Financial Solutions, Inc. ADR	45,003	1.4
375	@	Cavium, Inc.	23,741	0.7
107	@	Coherent, Inc.	24,965	0.8
807	@	Cornerstone OnDemand, Inc.	28,229	0.9
107	@	CoStar Group, Inc.	30,668	0.9
810		CSRA, Inc.	25,523	0.8
430	@	Electronics for Imaging, Inc.	15,291	0.5
375	@	Ellie Mae, Inc.	31,118	0.9
288	@	Euronet Worldwide, Inc.	28,302	0.9
208		Fair Isaac Corp.	29,278	0.9
273	@	Guidewire Software, Inc.	20,669	0.6
2,377	@,L	Infinera Corp.	20,109	0.6
775	@	Integrated Device Technology, Inc.	19,150	0.6
643	@	Manhattan Associates, Inc.	27,038	0.8
648	@	Microsemi Corp.	32,646	1.0
330		MKS Instruments, Inc.	27,176	0.8
845	@	NCR Corp.	30,868	0.9
1,134	@	Nuance Communications, Inc.	18,223	0.5
305	@,L	Proofpoint, Inc.	27,987	0.8
643	@	PTC, Inc.	36,008	1.1
220	@	Q2 Holdings, Inc.	8,932	0.3
1,019		SS&C Technologies Holdings, Inc.	39,445	1.2
372	@	Trimble, Inc.	14,389	0.4
169	@	Ultimate Software Group, Inc.	33,952	1.0
105		Universal Display Corp.	13,346	0.4
338	@	WEX, Inc.	36,889	1.1
			762,436	23.0

		Materials: 6.6%
334		Avery Dennison Corp.	31,483	0.9
1,070	@	Boise Cascade Co.	32,100	1.0
426		Carpenter Technology Corp.	17,266	0.5
341		Compass Minerals International, Inc.	22,779	0.7
609	@	Crown Holdings, Inc.	35,949	1.1
455		Greif, Inc. - Class A	27,505	0.8
410		Minerals Technologies, Inc.	26,240	0.8
705		PolyOne Corp.	25,478	0.8
			218,800	6.6

		Real Estate: 3.1%
1,172		CubeSmart	28,890	0.9
360		DuPont Fabros Technology, Inc.	23,169	0.7
171		Equity Lifestyle Properties, Inc.	15,245	0.5
635		QTS Realty Trust, Inc.	34,404	1.0
			101,708	3.1

		Telecommunication Services: 0.9%
893	@	Zayo Group Holdings, Inc.	30,514	0.9

		Utilities: 0.6%
350		National Fuel Gas Co.	20,293	0.6

	Total Common Stock
	(Cost $3,021,611)		3,132,377	94.5

EXCHANGE-TRADED FUNDS: 2.4%
289	L	iShares Russell 2000 Growth Index Fund	49,119	1.5
257		iShares Russell Midcap Growth Index Fund	28,357	0.9

	Total Exchange-Traded Funds
	(Cost $73,276)		77,476	2.4

	Total Long-Term Investments
	(Cost $3,094,887)		3,209,853	96.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.4%
	Securities Lending Collateralcc: 5.1%
167,510	Deutsche Bank AG, Repurchase Agreement dated 08/31/17, 1.07%, due 09/01/17 (Repurchase Amount $167,515, collateralized by various U.S. Government Securities, 0.625%-2.875%, Market Value plus accrued interest $170,860, due 09/30/17-08/15/45)
	(Cost $167,510)	167,510	5.1

Voya SMID Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.3%
78,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.910%††
	(Cost $78,000)	$78,000	2.3

	Total Short-Term Investments
	(Cost $245,510)	245,510	7.4

	Total Investments in Securities (Cost $3,340,397)	$3,455,363	104.3
	Liabilities in Excess of Other Assets	(141,985)	(4.3)
	Net Assets	$3,313,378	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of August 31, 2017.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at August 31, 2017.

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2017
Asset Table
Investments, at fair value
Common Stock*	$3,132,377	$–	$–	$3,132,377
Exchange-Traded Funds	77,476	–	–	77,476
Short-Term Investments	78,000	167,510	–	245,510
Total Investments, at fair value	$3,287,853	$167,510	$–	$3,455,363

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At August 31, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $3,347,550.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$249,519
Gross Unrealized Depreciation	(141,706)

Net Unrealized Appreciation	$107,813

Voya U.S. High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.1%
	Consumer Discretionary: 12.2%
1,420	Darden Restaurants, Inc.	$116,568	0.6
2,840	Extended Stay America, Inc.	55,636	0.3
531	Genuine Parts Co.	43,983	0.2
4,175	H&R Block, Inc.	111,640	0.6
1,714	Home Depot, Inc.	256,877	1.3
1,773	Kohl's Corp.	70,530	0.4
4,994	Macy's, Inc.	103,725	0.5
1,361	McDonald's Corp.	217,719	1.1
1,472	Omnicom Group	106,543	0.5
5,251	Regal Entertainment Group	77,557	0.4
1,845	Six Flags Entertainment Corp.	100,682	0.5
2,947	Starbucks Corp.	161,672	0.8
2,361	Target Corp.	128,745	0.7
1,698	Time Warner, Inc.	171,668	0.9
2,047	TJX Cos., Inc.	147,998	0.8
582	Vail Resorts, Inc.	132,667	0.7
2,230	Walt Disney Co.	225,676	1.2
1,894	Yum! Brands, Inc.	145,497	0.7
		2,375,383	12.2

	Consumer Staples: 9.1%
3,013	Altria Group, Inc.	191,024	1.0
5,507	Coca-Cola Co.	250,844	1.3
2,144	CVS Health Corp.	165,817	0.8
1,120	Kellogg Co.	73,315	0.4
1,076	Kimberly-Clark Corp.	132,660	0.7
2,076	PepsiCo, Inc.	240,255	1.2
2,293	Philip Morris International, Inc.	268,121	1.3
3,188	Procter & Gamble Co.	294,157	1.5
920	Walgreens Boots Alliance, Inc.	74,980	0.4
1,212	Wal-Mart Stores, Inc.	94,621	0.5
		1,785,794	9.1

	Energy: 5.4%
2,497	Chevron Corp.	268,727	1.4
4,819	Exxon Mobil Corp.	367,834	1.9
2,392	Occidental Petroleum Corp.	142,802	0.7
1,697	Phillips 66	142,226	0.7
1,992	Valero Energy Corp.	135,655	0.7
		1,057,244	5.4

	Financials: 14.0%
2,432	AGNC Investment Corp.	52,385	0.3
1,890	American Express Co.	162,729	0.8
1,071	Bank of Hawaii Corp.	83,677	0.4
3,104	BB&T Corp.	143,063	0.7
833	Erie Indemnity Co.	100,618	0.5
296	Everest Re Group Ltd.	74,734	0.4
642	Factset Research Systems, Inc.	100,910	0.5
3,903	Federated Investors, Inc.	106,591	0.6
2,454	First American Financial Corp.	120,393	0.6
2,895	First Hawaiian, Inc.	78,426	0.4
3,447	JPMorgan Chase & Co.	313,298	1.6
2,405	Lazard Ltd.	103,150	0.5
8,972	MFA Financial, Inc.	78,774	0.4
1,343	Morningstar, Inc.	111,066	0.6
5,196	Old Republic International Corp.	99,192	0.5
1,631	Popular, Inc.	65,093	0.3
956	Progressive Corp.	44,435	0.2
463	S&P Global, Inc.	71,455	0.4
1,632	T. Rowe Price Group, Inc.	137,676	0.7
1,005	Travelers Cos., Inc.	121,786	0.6
3,274	US Bancorp	167,792	0.9
2,097	Validus Holdings Ltd.	105,165	0.6
5,746	Wells Fargo & Co.	293,448	1.5
		2,735,856	14.0

	Health Care: 13.9%
3,560	Abbott Laboratories	181,346	0.9
2,794	AbbVie, Inc.	210,388	1.1
1,226	Amgen, Inc.	217,946	1.1
2,426	Baxter International, Inc.	150,509	0.8
711	Becton Dickinson & Co.	141,802	0.7
2,030	Eli Lilly & Co.	165,019	0.8
2,564	Gilead Sciences, Inc.	214,633	1.1
577	Humana, Inc.	148,647	0.8
3,187	Johnson & Johnson	421,863	2.2
2,397	Medtronic PLC	193,246	1.0
7,783	Pfizer, Inc.	263,999	1.4
1,118	Quest Diagnostics, Inc.	121,135	0.6
1,395	UnitedHealth Group, Inc.	277,466	1.4
		2,707,999	13.9

	Industrials: 10.2%
1,003	3M Co.	204,933	1.1
1,076	Boeing Co.	257,874	1.3
1,785	Expeditors International Washington, Inc.	100,139	0.5
283	General Dynamics Corp.	56,982	0.3
1,414	Honeywell International, Inc.	195,514	1.0
583	Lockheed Martin Corp.	178,043	0.9
557	Northrop Grumman Corp.	151,621	0.8
899	Raytheon Co.	163,627	0.8
1,793	Republic Services, Inc.	116,975	0.6
1,525	United Parcel Service, Inc. - Class B	174,399	0.9
1,349	United Technologies Corp.	161,502	0.8
1,776	Waste Management, Inc.	136,947	0.7
667	Watsco, Inc.	98,289	0.5
		1,996,845	10.2

	Information Technology: 21.9%
1,344	Accenture PLC	175,741	0.9

Voya U.S. High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
1,772		Amdocs Ltd.	$114,808	0.6
4,627		Apple, Inc.	758,828	3.9
1,412		Automatic Data Processing, Inc.	150,336	0.8
1,614		Broadridge Financial Solutions, Inc. ADR	126,102	0.6
7,783		Cisco Systems, Inc.	250,690	1.3
1,443		Fidelity National Information Services, Inc.	134,083	0.7
2,256		Flir Systems, Inc.	85,728	0.4
3,937		Genpact Ltd.	112,008	0.6
1,060		Harris Corp.	130,274	0.7
7,227		HP, Inc.	137,891	0.7
6,755		Intel Corp.	236,898	1.2
1,395		International Business Machines Corp.	199,527	1.0
1,151		Jack Henry & Associates, Inc.	118,634	0.6
2,544		Maxim Integrated Products	118,703	0.6
7,539		Microsoft Corp.	563,691	2.9
1,236		Motorola Solutions, Inc.	108,916	0.5
4,720		Oracle Corp.	237,558	1.2
1,919		Paychex, Inc.	109,441	0.6
2,086		Texas Instruments, Inc.	172,762	0.9
5,980		Western Union Co.	113,142	0.6
1,835		Xilinx, Inc.	121,220	0.6
			4,276,981	21.9

		Materials: 2.7%
1,266		Aptargroup, Inc.	105,850	0.5
1,273		Avery Dennison Corp.	119,993	0.6
2,383		Bemis Co., Inc.	101,539	0.5
1,264		Monsanto Co.	148,141	0.8
12,397		Tahoe Resources, Inc.	59,134	0.3
			534,657	2.7

		Real Estate: 4.0%
5,571		Apple Hospitality REIT, Inc.	101,281	0.5
4,856		Colony NorthStar, Inc.	63,662	0.3
1,228		EPR Properties	85,542	0.4
3,350		Gaming and Leisure Properties, Inc.	131,286	0.7
3,402	L	Omega Healthcare Investors, Inc.	108,422	0.6
3,951	@	Uniti Group, Inc.	76,096	0.4
1,271		Welltower, Inc.	93,063	0.5
1,763		WP Carey, Inc.	121,383	0.6
			780,735	4.0

		Telecommunication Services: 2.0%
7,906		AT&T, Inc.	296,159	1.5
4,806	L	CenturyLink, Inc.	94,774	0.5
			390,933	2.0

		Utilities: 3.7%
1,520		Consolidated Edison, Inc.	128,091	0.7
848		Duke Energy Corp.	74,030	0.4
1,358		Entergy Corp.	107,513	0.6
3,203		Great Plains Energy, Inc.	98,300	0.5
2,934		Southern Co.	141,595	0.7
946		WEC Energy Group, Inc.	61,698	0.3
1,981		Westar Energy, Inc.	101,645	0.5
			712,872	3.7

	Total Common Stock
	(Cost $18,057,405)		19,355,299	99.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.6%
	Securities Lending Collateralcc: 1.1%
205,187	JPMorgan Chase & Co., Repurchase Agreement dated 08/31/17, 1.06%, due 09/01/17 (Repurchase Amount $205,193, collateralized by various U.S. Government Securities, 1.125%-1.625%, Market Value plus accrued interest $209,292, due 04/30/20-05/15/26)
	(Cost $205,187)	205,187	1.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.5%
99,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.910%††
	(Cost $99,000)	99,000	0.5

	Total Short-Term Investments
	(Cost $304,187)	304,187	1.6

	Total Investments in Securities (Cost $18,361,592)	$19,659,486	100.7
	Liabilities in Excess of Other Assets	(132,742)	(0.7)
	Net Assets	$19,526,744	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of August 31, 2017.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at August 31, 2017.

Voya U.S. High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2017 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2017
Asset Table
Investments, at fair value
Common Stock*	$19,355,299	$–	$–	$19,355,299
Short-Term Investments	99,000	205,187	–	304,187
Total Investments, at fair value	$19,454,299	$205,187	$–	$19,659,486

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At August 31, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $18,366,705.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$1,815,442
Gross Unrealized Depreciation	(522,661)

Net Unrealized Appreciation	$1,292,781

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Equity Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	October 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	October 24, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	October 24, 2017